Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 1,313,000,000	$ 199,000,000	$ 1,575,000,000
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(339,000,000)	(261,000,000)	(124,000,000)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(9.00%)	(46.00%)	(2.80%)
State and local taxes, net of federal	27,000,000	(19,000,000)	46,000,000
State and local taxes, net of federal (as a percent)	0.70%	(3.30%)	1.00%
Interest and penalties, net of tax	16,000,000	20,000,000	11,000,000
Interest and penalties, net of tax (as a percent)	0.40%	3.50%	0.20%
U.S. tax credits	(57,000,000)	(47,000,000)	(40,000,000)
U.S. tax credits (as a percent)	(1.50%)	(8.20%)	(0.80%)
Other-net	(22,000,000)	(29,000,000)	(59,000,000)
Other-net (as a percent)	(0.60%)	(5.10%)	(1.30%)
Total of taxes at statutory rate plus increases and decreases	938,000,000	(137,000,000)	1,409,000,000
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	25.00%	(24.10%)	31.30%
Tax law change related to Medicare subsidies	90,000,000
Tax law change related to Medicare subsidies (as a percent)	2.40%
Prior year tax and interest adjustments	(34,000,000)	(133,000,000)
Prior year tax and interest adjustments (as a percent)	(0.90%)	(23.40%)
Release of valuation allowances	(26,000,000)
Release of valuation allowances (as a percent)	(0.70%)
Non-U.S. earnings reinvestment changes			(456,000,000)
Non-U.S. earnings reinvestment changes (as a percent)			(10.10%)
Provision (benefit) for income taxes	968,000,000	(270,000,000)	953,000,000
Provision (benefit) for income taxes (as a percent)	25.80%	(47.50%)	21.20%
Income Tax Reconciliation, Tax Settlements
Tax benefit, repatriation of non-U.S. earnings due to available foreign tax credits in excess of the U.S. tax liability on the dividend			409,000,000
Benefit due to change in tax status of a non-U.S. subsidiary			47,000,000
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	11,000,000,000
True-up of Estimate Benefits
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999		46,000,000
Remeasure Previous Unrecognized Tax Benefits Related to Foreign Sales Corporation Commissions
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999		14,000,000
Adjust Related Estimated Interest, Net of Tax
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999		$ 25,000,000